As filed with the Securities and Exchange Commission on November 7, 2003


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                                   ----------

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07737
                                    ---------

                               The Purisima Funds
               (Exact name of registrant as specified in charter)

                               13100 Skyline Blvd.
                           Woodside, California 94062
                    (Address of principal executive offices)


                     (Name and address of agent for service)

                                 1-800-851-8845
               Registrant's telephone number, including area code


Date of fiscal year end:      August 31, 2003
                              ---------------
Date of reporting period:     August 31, 2003
                              ---------------

Item 1.   Reports to Stockholders.
----------------------------------

Annual Report August 31, 2003.


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PURISIMA FUNDS
--------------------------------------------------------------------------------
ANNUAL REPORT
AUGUST 31, 2003

The Purisima Total Return Fund
The Purisima Pure American Fund
The Purisima Pure Foreign Fund
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

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TABLE OF CONTENTS

Shareholder Letter                                              1-4

Performance Summaries                                           5-6

Financial Information                                           7-23

Notes to Financial Statements                                   24-25

Other Information                                               29-31

Report of Independent Accountants                               32

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES

PURISIMA TOTAL RETURN FUND
Seeks to provide investors with a high level of total return by considering both domestic and foreign securities.

PURISIMA PURE AMERICAN FUND
Seeks  to  provide   investors  with  a  high  level  of  total  return,   while
concentrating its holdings in U.S. securities.

PURISIMA PURE FOREIGN FUND
Seeks  to  provide   investors  with  a  high  level  of  total  return,   while
concentrating its holdings in securities outside the U.S.

--------------------------------------------------------------------------------

EACH FUND RESERVES THE RIGHT TO REJECT ANY ORDER FOR THE PURCHASE OF ITS SHARES OR TO LIMIT OR SUSPEND, WITHOUT PRIOR NOTICE, THE OFFERING OF ITS SHARES. THE REQUIRED MINIMUM INVESTMENTS MAY BE WAIVED IN THE CASE OF CERTAIN QUALIFIED RETIREMENT PLANS. THE FUNDS WILL NOT ACCEPT YOUR ACCOUNT IF YOU ARE INVESTING FOR ANOTHER PERSON AS ATTORNEY-IN-FACT. THE FUNDS ALSO WILL NOT ACCEPT ACCOUNTS WITH A "POWER OF ATTORNEY" IN THE REGISTRATION SECTION OF THE PURCHASE APPLICATION.

A LETTER TO OUR SHAREHOLDERS

     Welcome to the annual report for the Purisima Funds for the year ended August 31, 2003. After moving from a defensive posture in mid-2002, the Funds remained fully invested in equities throughout the period. Following an up and down first half to the period, global equities staged a sharp rally almost immediately following the commencement of Operation Iraqi Freedom. The core drivers that we think are underpinning the rebound continue to play out largely in line with our expectations, leading us to remain optimistic about further upside in the medium term.

     For the period covered by the report, the Funds performed generally in-line with their respective benchmarks. The Foreign and Total Return Funds posted an absolute gain of over 10%, while the Domestic Fund yielded a high single-digit total return.

     The sharp sell-offs in July and September 2002 seemingly created a double bottom in the already lengthy bear market. Although economic recovery began in the first half of 2002, expectations of a double-dip recession permeated financial media and investor sentiment throughout the end of 2002 and the start of 2003. Stocks mounted a sharp rally beginning in early October that reflected renewed optimism and saw the most battered groups of the bear market perform the best. The rally culminated in December 2002 as the solidarity of the UN Security Council came into question regarding a military solution to Saddam Hussein's Iraqi regime.

     The economy showed marked signs of improvement in the fourth quarter of 2002, countering the dour views of pundits and economists alike. However, the degree to which world opinion soured leading up to the war was unexpected. In concert with the threat of war, investors were barraged by financial media claims that the bear market remained intact and any rally should be treated as a selling opportunity. We strongly disagreed then and maintain our positive outlook today.

     After a negative first quarter of 2003, global stock market indexes began moving higher in the spring and had reached 52-week highs by the summer months, climbing a proverbial "wall of worry." Although economic recovery began in the first half of 2002, fears of continued joblessness, SARS, deflation, a weakened dollar, and a quagmire in Iraq permeated financial media and investor sentiment. Major world equity indexes saw past these tribulations and rallied through the second half of the period. Stocks even advanced through the summer months, which are traditionally perceived to be negative for stocks.

     The most significant surprise to investors in our view has been the dramatic fiscal policy package initiated by President Bush--both in timing and scope. The capital gains tax reduction was a particularly pleasant surprise and should prove to have meaningful positive long-term effects. The acceleration of marginal income tax rate cuts and the slashing of dividend tax rates are beneficial additions to the capital gains measure and should provide substantial supply side stimulus in coming years. Various European countries including Germany, France, and Italy are seemingly following suit with significant structural reforms of their own.

     The asset and sub-asset allocation decisions within the Funds remained consistent throughout the period. Consumer Discretionary and Materials sectors remain significantly overweight in the Funds relative to their benchmarks as early cycle stocks historically enjoy leadership first. We've also overweighted the portfolios to technology stocks, which were among the best performers during the period. We've chosen what we regard as higher quality technology businesses featuring healthy financials and dominant market positions. These companies should best capitalize on emerging opportunities and leverage market share growth to improve margins as the technology economy rebounds from depressed levels.

     In each of the Funds, the weighted average market capitalization of the holdings is slightly smaller than that of the respective benchmarks, consistent with our belief that small caps tend to lead in new bull markets as a liquidity surge provides disproportional benefits across the size spectrum. However, smaller cap stocks' dramatic outperformance over the course of the bear market leads us to place only a modest style bet there. Outside of the technology overweight, we maintain a modest value slant in the portfolios, hoping to capitalize on steep global yield curves that beget favorable lending conditions across the globe. Growth stocks outperformed stocks believed to be representative of a value strategy in the latter half of the period, mainly as a result of technology's performance, but we expect this trend to be short-lived.

     In an effort to control risk relative to benchmark, all three of the Funds maintain active counter-strategies in case we are wrong on our core economic and market assumptions. The Funds hold underweight positions in large cap and growth-oriented companies as well as positions in more defensive sectors like Health Care, Consumer Staples, and Utilities.

     The Total Return Fund is modestly overweight US stocks, consistent with our belief that the US economy has the most favorable prospects to lead the global recovery. With promising fundamentals, we expect that foreign indexes are also likely to rise materially on an absolute basis, and we've positioned the portfolio to capture relative strength in continental Europe. We've taken an underweight position to the United Kingdom, whose comparatively less accommodative monetary policy and tighter fiscal policy pose additional risk. Our holdings in Japan are focused on large, financially stable global exporters. In the late months of summer, our Japanese equities posted significant relative gains compared to other countries. We're cautiously optimistic about Japan, but are more enthusiastic on the potential of other regions and, therefore, have taken a slight underweight position. Pure American's long equity positions are limited to US companies. Likewise, Pure Foreign's are limited to foreign companies only, and bear similar regional weightings to the Total Return Fund described above.

OUTLOOK

     Our bullish forecast made over a year ago calling for outsized returns following a long bear market has not changed. We maintain that significant gains could be ahead, and we see nothing on the horizon that causes us to retract this view. The basic reasoning behind our bullish outlook remains intact. The US is in the 2nd half of the Presidential Cycle, historically the strongest for US stocks. Monetary conditions are accommodative, interest rates remain low, and fiscal policy in the US and European nations offers additional stimulus. Geopolitical risks have significantly abated since the end of major combat in Iraq, and the fervor for increased regulatory intervention in corporate affairs that followed the WorldCom and Enron incidents is diminishing. Instead, investor risk aversion is waning, and the focus is shifting toward improved earnings and increasingly positive economic data.

     Each of the Funds is poised to continue participation in future equity gains and to outpace respective benchmarks. Following a bear market our research shows that there is generally a sharp move upward in a relatively short amount of time. We believe the recent rally in world equity markets is the beginning of a more substantial period of appreciation.

     As always, if we were to see anything ahead largely ignored by others that we think indicates a high probability of substantial capital loss, we would take appropriate defensive action. At the moment we look forward to a continued period of prosperity for equity investors.

     Thank you for your continued interest and support.


Sincerely,



Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments, Inc.


Opinions expressed above are those of Kenneth L. Fisher and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Foreign investing involves special risks, including greater volatility and political, economic and currency risks and differences in accounting methods.

This material must be preceded or accompanied by a prospectus. Please read it carefully before you invest or send money.

Purisima Securities, LLC, Distributor, 08/03

PERFORMANCE SUMMARIES
FOR YEAR ENDED AUGUST 31, 2003

PURISIMA TOTAL RETURN FUND
GROWTH OF $10,000

PURISIMA TOTAL RETURN FUND CUMULATIVE TOTAL RETURN VERSUS MSCI WORLD INDEX $10,000 INVESTED FROM INCEPTION ON 10/31/96 TO 8/31/03*

                                    [GRAPH]

              Total
              Return   MSCI World Index
----------------------------------------
31-Oct-96     10,000         10,000
30-Nov-96     10,260         10,558
31-Dec-96     10,100         10,387
----------------------------------------
31-Jan-97     10,550         10,511
28-Feb-97     10,480         10,629
31-Mar-97     10,250         10,417
30-Apr-97     10,860         10,755
30-May-97     11,520         11,417
30-Jun-97     12,200         11,984
31-Jul-97     12,770         12,534
31-Aug-97     11,870         11,693
30-Sep-97     12,610         12,327
31-Oct-97     11,910         11,676
30-Nov-97     12,150         11,880
31-Dec-97     12,384         12,023
----------------------------------------
31-Jan-98     12,755         12,356
28-Feb-98     13,576         13,190
31-Mar-98     14,228         13,745
30-Apr-98     14,709         13,877
31-May-98     14,568         13,701
30-Jun-98     14,929         14,024
31-Jul-98     14,929         13,999
31-Aug-98     12,494         12,130
30-Sep-98     12,845         12,343
31-Oct-98     14,157         13,456
30-Nov-98     15,199         14,254
31-Dec-98     16,035         14,948
----------------------------------------
31-Jan-99     16,806         15,274
28-Feb-99     16,305         14,866
31-Mar-99     16,836         15,483
30-Apr-99     17,117         16,091
31-May-99     16,606         15,501
30-Jun-99     17,728         16,222
31-Jul-99     17,388         16,171
31-Aug-99     17,498         16,141
30-Sep-99     17,147         15,982
31-Oct-99     18,350         16,810
30-Nov-99     18,961         17,281
31-Dec-99     19,940         18,677
----------------------------------------
31-Jan-00     19,037         17,605
29-Feb-00     19,198         17,651
31-Mar-00     20,321         18,869
30-Apr-00     19,709         18,069
31-May-00     19,398         17,610
30-Jun-00     20,351         18,200
31-Jul-00     19,378         17,685
31-Aug-00     19,709         18,258
30-Sep-00     18,887         17,285
31-Oct-00     18,957         16,993
30-Nov-00     18,235         15,959
31-Dec-00     18,461         16,215
----------------------------------------
31-Jan-01     18,295         16,534
28-Feb-01     18,970         15,135
31-Mar-01     19,136         14,130
30-Apr-01     18,700         15,168
31-May-01     18,659         14,955
30-Jun-01     18,482         14,486
31-Jul-01     18,970         14,299
31-Aug-01     19,448         13,611
30-Sep-01     20,071         12,411
31-Oct-01     19,936         12,648
30-Nov-01     19,352         13,394
31-Dec-01     19,214         13,477
----------------------------------------
31-Jan-02     19,145         13,067
28-Feb-02     19,594         12,952
31-Mar-02     19,214         13,549
30-Apr-02     19,433         13,064
31-May-02     18,937         13,086
30-Jun-02     17,832         12,291
31-Jul-02     16,323         11,253
31-Aug-02     16,196         11,273
30-Sep-02     14,341         10,031
31-Oct-02     15,136         10,771
30-Nov-02     16,092         11,350
31-Dec-02     14,994         10,799
----------------------------------------
31-Jan-03     14,691         10,469
28-Feb-03     14,376         10,286
31-Mar-03     14,341         10,252
30-Apr-03     15,659         11,160
31-May-03     16,638         11,795
30-Jun-03     16,731         11,998
31-Jul-03     17,303         12,241
31-Aug-03     17,851         12,504

ONE-YEAR
  Average Annual Total Return 2**  10.22%

FIVE-YEAR
  Average Annual Total Return 2**   7.40%

SINCE INCEPTION (10/28/96)
  Cumulative Total Return 1**      78.51%
  Average Annual Total Return 2**   8.84%

Please note past performance is not predictive of future results. SHARE PRICE AND RETURN WILL FLUCTUATE, AND INVESTORS MAY EXPERIENCE A GAIN OR LOSS WHEN THEY SELL THEIR SHARES.TO OBTAIN A PROSPECTUS ON THE PURISIMA FUNDS PLEASE CALL
1-800/841-0199. THE PROSPECTUS CONTAINS MORE INFORMATION, INCLUDING THE POLITICAL, ECONOMIC, CURRENCY RISKS AND POTENTIAL VOLATILITY OF FOREIGN INVESTING. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.
1. Cumulative total return measures the change in value of an investment over the periods indicated and reflects all fund fees and expenses.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and reflects all fund fees and expenses. Average annual total return and cumulative total return for the one-year period would be identical.
* The Morgan Stanley MSCI World is obtained from Morgan Stanley and is an unmanaged global stock index comprised of various world stock markets, including the U.S. Purisima total return of a $10,000 investment includes all expenses. Fund's month-end inception was 10/31/96 with actual inception on 10/28/96.
+ The S&P 500 is obtained from Standard & Poors corp. It is an unmanaged stock index that measures the performance of 500 large cap companies traded in the U.S. Total return of a $10,000 investment in Purisima includes all expenses. Fund's month-end inception was 9/30/98 with actual inception on 9/29/98.
++ The EAFE Index is obtained from Morgan Stanley. It is an unmanaged stock index that measures the performance of selected stock markets outside the U.S. Purisima total return of a $10,000 investment includes all expenses. Fund's month-end inception was 9/30/98 with actual inception on 9/29/98.
** The Total Returns shown do not reflect the deduction of taxes a shareholder would pay on fund distributions or redumption of fund shares.

*    Purisima Securities, LLC  Woodside, CA 94062

PURE AMERICAN FUND
GROWTH OF $10,000

PURE AMERICAN FUND CUMULATIVE TOTAL RETURN VERSUS S&P 500 INDEX
$10,000 INVESTED FROM INCEPTION ON 9/30/98 TO 8/31/03+

                                    [GRAPH]

                Pure
              American  S&P 500 Index
-------------------------------------
30-Sep-98      10,000      10,000
31-Oct-98      11,190      10,812
30-Nov-98      11,920      11,467
31-Dec-98      12,810      12,128
-------------------------------------
31-Jan-99      13,300      12,635
28-Feb-99      12,630      12,242
31-Mar-99      12,940      12,731
30-Apr-99      13,040      13,224
31-May-99      12,630      12,912
30-Jun-99      13,390      13,629
31-Jul-99      12,930      13,203
31-Aug-99      13,000      13,137
30-Sep-99      12,530      12,777
31-Oct-99      13,560      13,586
30-Nov-99      13,760      13,862
31-Dec-99      13,893      14,677
-------------------------------------
31-Jan-00      13,433      13,940
29-Feb-00      12,333      13,677
31-Mar-00      13,553      15,014
30-Apr-00      13,533      14,563
31-May-00      13,463      14,264
30-Jun-00      13,843      14,616
31-Jul-00      13,413      14,388
31-Aug-00      13,493      15,282
30-Sep-00      13,423      14,475
31-Oct-00      13,803      14,414
30-Nov-00      13,333      13,278
31-Dec-00      13,275      13,343
-------------------------------------
31-Jan-01      13,234      13,817
28-Feb-01      13,774      12,557
31-Mar-01      13,889      11,761
30-Apr-01      13,587      12,675
31-May-01      13,618      12,760
30-Jun-01      13,566      12,450
31-Jul-01      14,065      12,328
31-Aug-01      13,757      11,556
30-Sep-01      14,011      10,622
31-Oct-01      13,933      10,825
30-Nov-01      13,909      11,655
31-Dec-01      13,909      11,758
-------------------------------------
31-Jan-02      13,851      11,586
28-Feb-02      14,118      11,363
31-Mar-02      13,851      11,790
30-Apr-02      13,828      11,075
31-May-02      13,491      10,993
30-Jun-02      12,668      10,211
31-Jul-02      11,867       9,415
31-Aug-02      11,844       9,476
30-Sep-02      10,498       8,446
31-Oct-02      11,160       9,190
30-Nov-02      11,763       9,731
31-Dec-02      11,048       9,160
-------------------------------------
31-Jan-03      10,788       8,920
28-Feb-03      10,635       8,786
31-Mar-03      10,729       8,871
30-Apr-03      11,567       9,602
31-May-03      12,144      10,108
30-Jun-03      12,286      10,238
31-Jul-03      12,698      10,418
31-Aug-03      12,899      10,621

ONE-YEAR
  Average Annual Total Return 2**   8.91%

SINCE INCEPTION (9/29/98)
  Cumulative Total Return 1**      28.99%
  Average Annual Total Return 2**   5.31%

--------------------------------------------------------------------------------
PURE FOREIGN FUND
GROWTH OF $10,000

PURE FOREIGN FUND CUMULATIVE TOTAL RETURN VERSUS EAFE FOREIGN INDEX $10,000 INVESTED FROM INCEPTION ON 9/30/98 TO 8/31/03++

                                    [GRAPH]

              Pure
             Foreign   MSCI EAFE Index
---------------------------------------
30-Sep-98    10,000          10,000
31-Oct-98    10,710          11,042
30-Nov-98    11,430          11,607
31-Dec-98    11,740          12,065
---------------------------------------
31-Jan-99    12,150          12,028
28-Feb-99    11,750          11,742
31-Mar-99    12,350          12,232
30-Apr-99    12,740          12,727
31-May-99    12,320          12,072
30-Jun-99    13,210          12,543
31-Jul-99    13,410          12,915
31-Aug-99    13,520          12,963
30-Sep-99    13,660          13,094
31-Oct-99    14,190          13,585
30-Nov-99    14,980          14,056
31-Dec-99    17,132          15,318
---------------------------------------
31-Jan-00    15,991          14,346
29-Feb-00    17,290          14,732
31-Mar-00    17,850          15,303
30-Apr-00    17,153          14,498
31-May-00    16,804          14,145
30-Jun-00    17,871          14,698
31-Jul-00    16,794          14,082
31-Aug-00    17,311          14,204
30-Sep-00    16,297          13,513
31-Oct-00    15,991          13,194
30-Nov-00    15,378          12,699
31-Dec-00    15,782          13,150
---------------------------------------
31-Jan-01    15,815          13,154
28-Feb-01    16,428          12,170
31-Mar-01    16,643          11,343
30-Apr-01    16,245          12,123
31-May-01    16,234          11,674
30-Jun-01    16,127          11,194
31-Jul-01    16,503          11,001
31-Aug-01    17,233          10,722
30-Sep-01    17,536           9,636
31-Oct-01    17,491           9,883
30-Nov-01    17,399          10,248
31-Dec-01    17,328          10,308
---------------------------------------
31-Jan-02    17,176           9,761
28-Feb-02    17,528           9,829
31-Mar-02    17,317          10,408
30-Apr-02    17,657          10,429
31-May-02    17,352          10,561
30-Jun-02    16,661          10,141
31-Jul-02    14,681           9,140
31-Aug-02    15,313           9,119
30-Sep-02    13,415           8,140
31-Oct-02    14,411           8,577
30-Nov-02    15,313           8,966
31-Dec-02    14,509           8,665
---------------------------------------
31-Jan-03    14,059           8,303
28-Feb-03    13,621           8,113
31-Mar-03    13,378           7,954
30-Apr-03    14,606           8,734
31-May-03    15,457           9,263
30-Jun-03    15,859           9,487
31-Jul-03    16,528           9,717
31-Aug-03    16,990           9,951

ONE-YEAR
  Average Annual Total Return 2**  10.95%
SINCE INCEPTION (9/29/98)
  Cumulative Total Return 1**      69.90%
  Average Annual Total Return 2**  11.37%

                                TOTAL RETURN FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS AT AUGUST 31, 2003
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
================================================================================
COMMON STOCKS: 99.2%

AEROSPACE/DEFENSE EQUIPMENT: 2.5%
      47,100    Lockheed Martin Corp.                               $  2,412,933
      46,600    United Technologies Corp.                              3,739,650
                                                                    ------------
                                                                       6,152,583
                                                                    ------------

AUTOMOTIVE: 4.0%
      65,800    DaimlerChrysler AG                                     2,515,534
     278,100    Delphi Corp.                                           2,519,586
     217,000    Nissan Motor Co. Ltd. - ADR                            4,708,900
                                                                    ------------
                                                                       9,744,020
                                                                    ------------

BANKING: 13.7%
     387,100    Banco Santander Central - ADR                          3,321,318
      94,700    Barclays Plc - ADR                                     2,801,226
      39,500    Comerica, Inc.                                         1,948,930
     148,500    Credit Suisse Group - ADR                              4,673,295
      45,000    HSBC Holdings Plc - ADR                                2,894,400
     432,500    Mitsubishi Tokyo Finance - ADR                         2,538,775
      16,000    National Australia Bank Ltd. - ADR                     1,617,600
      66,775    National City Corp.                                    2,115,432
     126,996    San Paolo - IMI SpA - ADR                              2,451,023
      38,100    SunTrust Banks, Inc.                                   2,329,053
      47,800    UBS AG                                                 2,599,364
     107,300    Washington Mutual, Inc.                                4,182,554
                                                                    ------------
                                                                      33,472,970
                                                                    ------------

CHEMICALS: 1.3%
      87,225    Rohm & Haas Co.                                        3,168,884
                                                                    ------------

COMPUTERS: 4.2%
     119,200    Dell Computer Corp.*                                   3,889,496
     110,400    Electronic Data Systems Corp.                          2,410,032
     305,100    EMC Corp.*                                             3,890,025
                                                                    ------------
                                                                      10,189,553
                                                                    ------------

ELECTRICAL EQUIPMENT: 3.8%
      71,700    General Electric Co.                                   2,120,169
      72,800    Hitachi Ltd. - ADR                                     3,977,792
     240,700    Matsushita Electric Industrial Co., Ltd - ADR          3,083,367
                                                                    ------------
                                                                       9,181,328
                                                                    ------------

FINANCIAL SERVICES: 2.9%
     116,700    ING Groep N.V. - ADR                                   2,302,491
      71,600    Lehman Brothers Holdings, Inc.                         4,706,268
                                                                    ------------
                                                                       7,008,759
                                                                    ------------

FOODS: 2.2%
     135,800    Sara Lee Corp.                                         2,577,484
      47,525    Unilever N.V. - ADR                                    2,660,449
                                                                    ------------
                                                                       5,237,933
                                                                    ------------

HOUSEHOLD AUDIO & VIDEO EQUIPMENT: 0.8%
      60,100    Sony Corp. - ADR                                       1,980,295
                                                                    ------------

SHARES                                                                 VALUE
================================================================================
HOUSEHOLD PRODUCTS: 1.9%
      47,700    Kimberly-Clark Corp.                                $  2,437,947
      24,600    Procter & Gamble Co.                                   2,147,334
                                                                    ------------
                                                                       4,585,281
                                                                    ------------

INSURANCE: 5.7%
      94,900    Allstate Corp.                                         3,392,675
      41,544    American International Group, Inc.                     2,474,776
     158,800    Axa S.A. - ADR                                         2,823,464
      42,200    CIGNA Corp.                                            2,012,096
      64,800    Marsh & McLennan Co.                                   3,240,000
                                                                    ------------
                                                                      13,943,011
                                                                    ------------

MACHINERY: 2.3%
      77,600    Caterpillar, Inc.                                      5,574,008
                                                                    ------------

MEDIA: 3.2%
     119,300    News Corporation Ltd. - ADR                            4,097,955
     181,900    Walt Disney Co.                                        3,728,950
                                                                    ------------
                                                                       7,826,905
                                                                    ------------

MEDICAL INSTRUMENTS: 1.0%
      51,200    Guidant Corp.                                          2,570,240
                                                                    ------------

MINING: 1.6%
      45,400    Rio Tinto Plc - ADR                                    4,019,716
                                                                    ------------

MISCELLANEOUS MANFACTURING: 5.3%
     150,200    Alcoa, Inc.                                            4,289,712
      45,200    Illinois Tool Works                                    3,267,508
      87,800    Siemens AG - ADR                                       5,468,184
                                                                    ------------
                                                                      13,025,404
                                                                    ------------

OIL & GAS: 8.4%
      67,000    Anadarko Petroleum Corp.                               2,914,500
     108,900    Baker Hughes, Inc.                                     3,643,794
      69,100    BASF AG - ADR                                          3,202,785
      42,100    ConocoPhillips                                         2,350,864
     100,600    Royal Dutch Petroleum Co. - ADR                        4,513,922
      49,357    Total Fina S.A. - ADR                                  3,800,983
                                                                    ------------
                                                                      20,426,848
                                                                    ------------

PAPER & FOREST PRODUCTS: 1.4%
      83,300    International Paper Co.                                3,377,815
                                                                    ------------

PHARMACEUTICALS: 5.7%
      75,000    Astrazeneca Plc - ADR                                  2,973,750
      52,276    Aventis - ADR                                          2,561,524
      77,400    GlaxoSmithKline Plc - ADR                              3,005,442
      49,100    Johnson & Johnson                                      2,434,378
       3,521    Medco Health Solutions, Inc.*                             94,011
      29,200    Merck & Co., Inc.                                      1,469,344
      40,400    Novartis AG - ADR                                      1,493,588
                                                                    ------------
                                                                      14,032,037
                                                                    ------------

PHOTOGRAPHY: 1.4%
     112,200    Fuji Photo Film - ADR                                  3,376,098
                                                                    ------------

SHARES                                                                 VALUE
================================================================================
RETAIL: 5.1%
     126,900    Albertson's, Inc.                                   $  2,667,438
      94,600    Costco Wholesale Corp.*                                3,035,714
      67,200    Lowe's Companies, Inc.                                 3,686,592
      71,300    Sears, Roebuck & Co.                                   3,138,626
                                                                    ------------
                                                                      12,528,370
                                                                    ------------

SEMICONDUCTORS: 5.8%
     177,500    Intel Corp.                                            5,080,050
     111,200    KLA-Tencor Corp.*                                      6,600,832
     179,500    Micron Technology, Inc.*                               2,577,620
                                                                    ------------
                                                                      14,258,502
                                                                    ------------

SOFTWARE: 5.4%
      95,400    First Data Corp.                                       3,663,360
     104,200    Microsoft Corp.                                        2,763,384
     320,800    Oracle Corp.*                                          4,099,824
     263,000    Siebel Systems, Inc.*                                  2,651,040
                                                                    ------------
                                                                      13,177,608
                                                                    ------------

TELECOMMUNICATIONS: 4.5%
      42,200    Alltel Corp.                                           1,932,760
     155,350    Bellsouth Corp.                                        3,914,820
      88,600    BT Group Plc - ADR                                     2,600,410
      73,561    Telefonica, S.A. - ADR                                 2,611,416
                                                                    ------------
                                                                      11,059,406
                                                                    ------------

TELECOMMUNICATIONS EQUIPMENT: 1.0%
     147,100    Nokia Corp. - ADR                                      2,396,259
                                                                    ------------

TRANSPORTATION: 1.4%
      49,900    Fedex Corp.                                            3,348,290
                                                                    ------------

UTILITIES: 2.7%
      93,400    Duke Energy Corp.                                      1,595,272
      47,500    E. ON AG - ADR                                         2,467,150
      85,700    Enel SpA - ADR                                         2,626,705
                                                                    ------------
                                                                       6,689,127
                                                                    ------------
TOTAL COMMON STOCKS
  (cost $243,616,716)                                                242,351,250
                                                                    ------------

SHORT-TERM INVESTMENT: 0.5%
   1,145,120    SEI Daily Income Trust Government Class B              1,145,120
                (cost $1,145,120)

TOTAL INVESTMENTS IN SECURITIES
  (cost $244,761,836):  99.7%                                        243,496,370
Other Assets less Liabilities:  0.3%                                     639,871
                                                                    ------------

NET ASSETS: 100.0%                                                  $244,136,241
                                                                    ============

ADR - American depositary receipt.
* Non-income producing security.

See accompanying Notes to Financial Statements.

                               PURE AMERICAN FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS AT AUGUST 31, 2003
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
================================================================================
COMMON STOCKS: 99.2%

AEROSPACE/DEFENSE EQUIPMENT: 3.0%
         450    Lockheed Martin Corp.                               $     23,053
         650    Northrop Grumman Corp.                                    62,062
                                                                    ------------
                                                                          85,115
                                                                    ------------

AUTOMOTIVE: 1.9%
       6,000    Delphi Corp.                                              54,360
                                                                    ------------

BANKING: 8.0%
       1,225    Bank of America Corp.                                     97,081
       1,150    Comerica, Inc.                                            56,741
       2,250    National City Corp.                                       71,280
                                                                    ------------
                                                                         225,102
                                                                    ------------

CHEMICALS: 2.3%
       1,750    Rohm & Haas Co.                                           63,577
                                                                    ------------

COMPUTER COMPONENTS & SOFTWARE: 6.3%
       3,175    Cisco Systems, Inc.*                                      60,801
       1,850    Microsoft Corp.                                           49,062
       3,400    Siebel Systems, Inc.*                                     34,272
       1,000    Veritas Software Corp.*                                   34,480
                                                                    ------------
                                                                         178,615
                                                                    ------------

COMPUTERS: 7.8%
       1,100    Dell Computer Corp.*                                      35,893
       1,650    Electronic Data Systems Corp.                             36,019
       4,800    EMC Corp.*                                                61,200
         600    IBM Corp.                                                 49,206
       9,500    Sun Microsystems, Inc.*                                   36,670
                                                                    ------------
                                                                         218,988
                                                                    ------------

CONSUMER PRODUCTS: 2.5%
         775    Coca Cola Co. (The)                                       33,728
         625    Nike, Inc. - Class B                                      35,613
                                                                    ------------
                                                                          69,341
                                                                    ------------

ELECTRICAL EQUIPMENT: 4.0%
       1,600    General Electric Co.                                      47,312
         675    Johnson Controls, Inc.                                    66,825
                                                                    ------------
                                                                         114,137
                                                                    ------------

FINANCIAL SERVICES: 6.9%
       1,466    Citigroup, Inc.                                           63,551
         850    Fannie Mae                                                55,072
         425    Lehman Brothers Holdings, Inc.                            27,935
         900    Merrill Lynch & Co., Inc.                                 48,402
                                                                    ------------
                                                                         194,960
                                                                    ------------

SHARES                                                                 VALUE
================================================================================
FOODS: 1.9%
       2,800    Sara Lee Corp.                                      $     53,144
                                                                    ------------

HEALTH CARE EQUIPMENT: 2.0%
       1,150    Medtronic, Inc.                                           57,017
                                                                    ------------

HOUSEHOLD PRODUCTS: 1.5%
         475    Procter & Gamble Co.                                      41,463
                                                                    ------------

INSURANCE: 4.0%
         487    American International Group                              29,011
          33    Berkshire Hathaway, Inc. - Class B*                       83,490
                                                                    ------------
                                                                         112,501
                                                                    ------------

MACHINERY: 3.0%
       1,175    Caterpillar, Inc.                                         84,400
                                                                    ------------

MEDIA: 2.0%
       2,800    Walt Disney Co.                                           57,400
                                                                    ------------

MISCELLANEOUS MANUFACTURING: 3.0%
         600    3M Co.                                                    85,482
                                                                    ------------

OIL & GAS: 6.5%
         975    ChevronTexaco Corp.                                       71,048
         925    ConocoPhillips                                            51,652
       1,600    Exxon Mobil Corp.                                         60,320
                                                                    ------------
                                                                         183,020
                                                                    ------------

PAPER & FOREST PRODUCTS: 2.1%
       1,450    International Paper Co.                                   58,798
                                                                    ------------

PHARMACEUTICALS: 7.4%
         750    Johnson & Johnson                                         37,185
         850    Lilly (Eli) & Co.                                         56,551
         114    Medco Health Solutions, Inc.*                              3,044
         950    Merck & Co., Inc.                                         47,804
       1,325    Schering-Plough Corp.                                     20,127
       1,000    Wyeth                                                     42,850
                                                                    ------------
                                                                         207,561
                                                                    ------------

RESTAURANTS: 2.1%
       2,600    McDonald's Corp.                                          58,292
                                                                    ------------

RETAIL: 4.6%
         925    Costco Wholesale Corp.*                                   29,683
       1,250    Sears, Roebuck & Co.                                      55,025
         750    Wal-Mart Stores, Inc.                                     44,378
                                                                    ------------
                                                                         129,086
                                                                    ------------

SHARES                                                                 VALUE
================================================================================
SEMI-CONDUCTORS: 5.9%
       2,500    Intel Corp.                                         $     71,550
         700    KLA-Tencor Corp.*                                         41,552
       3,800    Micron Technology, Inc.*                                  54,568
                                                                    ------------
                                                                         167,670
                                                                    ------------

TELECOMMUNICATIONS: 1.5%
       1,650    BellSouth Corp.                                           41,580
                                                                    ------------

TOBACCO PRODUCTS: 1.4%
         950    Altria Group, Inc.                                        39,159
                                                                    ------------

TRANSPORTATION: 5.4%
       2,200    Burlington Northern Santa Fe Corp.                        62,370
       1,350    Fedex Corp.                                               90,585
                                                                    ------------
                                                                         152,955
                                                                    ------------

UTILITIES: 2.2%
       2,200    Southern Co.                                              62,436
                                                                    ------------

TOTAL COMMON STOCKS
  (cost $2,878,583)                                                    2,796,159
                                                                    ------------


SHORT-TERM INVESTMENT: 0.7%
      19,050    SEI Daily Income Trust Government Class B                 19,050
                  (cost $19,050)                                    ------------

TOTAL INVESTMENTS IN SECURITIES
(cost $2,897,633): 99.9%                                               2,815,209
Other Assets less Liabilities: 0.1%                                        3,470
                                                                    ------------

NET ASSETS: 100%                                                    $  2,818,679
                                                                    ============

* Non-income producing security.

See accoumpanying Notes to Financial Statements.

                                PURE FOREIGN FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS AT AUGUST 31, 2003
--------------------------------------------------------------------------------

SHARES                                                                 VALUE
================================================================================
COMMON STOCKS: 98.4%

AUSTRALIA: 6.3%
       5,800    BHP Billiton Ltd. - ADR                             $     82,766
         350    National Australia Bank Ltd. - ADR                        35,385
       1,550    News Corp. Ltd. - ADR                                     53,242
                                                                    ------------
                                                                         171,393
                                                                    ------------

DENMARK: 0.9%
         700    Novo-Nordisk A/S - ADR                                    25,025
                                                                    ------------

FINLAND: 1.0%
       1,700    Nokia Corp. - ADR                                         27,693
                                                                    ------------

FRANCE: 10.6%
         800    Aventis S.A. - ADR                                        39,200
       3,650    Axa S.A. - ADR                                            64,897
       2,950    Groupe Danone - ADR                                       81,213
       1,347    Total Fina S.A. - ADR                                    103,732
                                                                    ------------
                                                                         289,042
                                                                    ------------

GERMANY: 10.1%
       1,100    BASF AG - ADR                                             50,985
       2,100    DaimlerChrysler AG                                        80,283
       1,400    SAP AG - ADR                                              41,916
       1,650    Siemens AG - ADR                                         102,762
                                                                    ------------
                                                                         275,946
                                                                    ------------

ITALY: 4.5%
       1,600    Enel SpA - ADR                                            49,040
       2,506    San Paolo - IMI SpA - ADR                                 48,366
         990    Telecom Italia SpA - ADR*                                 23,364
                                                                    ------------
                                                                         120,770
                                                                    ------------

JAPAN: 18.9%
       1,200    Canon, Inc. - ADR                                         58,152
       2,600    Fuji Photo Film - ADR                                     78,234
       1,600    Hitachi, Ltd. - ADR                                       87,424
         600    Kyocera Corp. - ADR                                       37,998
       5,400    Matsushita Electric Industrial Co., Ltd. - ADR            69,174
       1,050    Millea Holdings, Inc. - ADR                               53,697
       2,900    Nissan Motor Co. Ltd. - ADR                               62,930
       2,000    Sony Corp. - ADR                                          65,900
                                                                    ------------
                                                                         513,509
                                                                    ------------

SHARES                                                                 VALUE
================================================================================
NETHERLANDS: 9.1%
       2,598    ABN AMRO Holding N.V. - ADR                         $     45,829
       1,350    Akzo Nobel N.V. - SPON ADR                                44,050
       2,150    ING Groep N.V. - ADR                                      42,419
         825    Royal Dutch Petroleum Co. - ADR                           37,018
       2,600    TPG N.V. - ADR                                            48,984
         519    Unilever N.V. - ADR                                       29,054
                                                                    ------------
                                                                         247,354
                                                                    ------------

NORWAY: 2.3%
       1,200    Norsk Hydro A/S - ADR                                     62,760
                                                                    ------------

PORTUGAL: 1.5%
       5,732    Portugal Telecom S.A. - ADR                               41,614
                                                                    ------------

SPAIN: 6.6%
       3,900    Banco Bilbao Vizcaya Argentaria S.A. - ADR                41,925
       5,575    Banco Santander Central Hispano S.A. - ADR                47,834
       2,600    Repsol S.A. - ADR                                         44,018
       1,301    Telefonica, S.A. - ADR                                    46,186
                                                                    ------------
                                                                         179,963
                                                                    ------------

SWEDEN: 3.0%
       3,400    Volvo AB - ADR                                            82,790
                                                                    ------------

SWITZERLAND: 7.5%
       5,200    Adecco S.A. - ADR                                         66,040
       1,250    Novartis AG - ADR                                         46,213
       1,700    UBS AG - ADR                                              92,446
                                                                    ------------
                                                                         204,699
                                                                    ------------

UNITED KINGDOM: 16.1%
         500    AstraZeneca Plc - ADR                                     19,825
       1,900    Barclays Plc - ADR                                        56,202
         500    BP Plc - ADR                                              20,860
       1,000    BT Group Plc - ADR                                        29,350
       2,750    Cadbury Schweppes Plc - ADR                               67,595
         550    GlaxoSmithKline Plc - ADR                                 21,357
       1,150    HSBC Holdings Plc - ADR                                   73,968
         700    National Grid Group - ADR                                 21,595
       1,150    Rio Tinto Plc - ADR                                      101,821
       2,400    Royal & Sun Alliance Insurance Group Plc - ADR            26,520
                                                                    ------------
                                                                         439,093
                                                                    ------------

TOTAL COMMON STOCKS
  (cost $2,710,140)                                                    2,681,651
                                                                    ------------

SHARES                                                                 VALUE
================================================================================
SHORT-TERM INVESTMENT: 0.4%

      10,169    SEI Daily Income Trust Government Class B           $     10,169
                  (cost $10,169)                                    ------------

TOTAL INVESTMENTS IN SECURITIES
(cost $2,720,309):  98.8%                                              2,691,820
Other Assets less Liabilities: 1.2%                                       33,706
                                                                    ------------
NET ASSETS: 100.0%                                                  $  2,725,526
                                                                    ============
ADR - American depositary receipt.
* Non-income producing security.

See accompanying Notes to Financial Statements.

                                PURE FOREIGN FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS BY INDUSTRY at August 31, 2003
--------------------------------------------------------------------------------
                                                                        % OF
INDUSTRY                                                             NET ASSETS
================================================================================

Automobile Manufacturers                                                    8.3%
Banking                                                                    12.8%
Chemicals                                                                   3.5%
Commercial Services                                                         2.4%
Electric                                                                    5.8%
Electronics                                                                 1.4%
Financial Services                                                          3.4%
Foods                                                                       6.5%
Home Furnishing                                                             5.0%
Insurance                                                                   6.9%
Media                                                                       1.9%
Mining                                                                      6.8%
Miscellaneous Manufacturing                                                 6.6%
Office/Business Equipment                                                   2.1%
Oil & Gas                                                                   9.9%
Pharmaceuticals                                                             5.6%
Software                                                                    1.5%
Telecommunications                                                          6.2%
Transportation                                                              1.8%
                                                                    ------------

TOTAL COMMON STOCK                                                         98.4%
SHORT-TERM INVESTMENTS                                                      0.4%
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES                                            98.8%
Other Assets less Liabilities                                               1.2%
                                                                    ------------

NET ASSETS                                                                100.0%
                                                                    ============

See accompanying Notes to Financial Statements.

                                 PURISIMA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT AUGUST 31, 2003
========================================================================================================

                                                     TOTAL RETURN      PURE AMERICAN       PURE FOREIGN
                                                         FUND               FUND               FUND
                                                    --------------     --------------     --------------
ASSETS
  Investments in securities, at cost                $  244,761,836     $    2,897,633     $    2,720,309
                                                    ==============     ==============     ==============

  Investments in securities, at value               $  243,496,370     $    2,815,209     $    2,691,820
  Cash                                                          --                 --             24,495
  Receivables:
    Dividends and interest                                 615,110              5,580              8,015
    Fund shares sold                                       447,257                 --                 --
  Other assets                                              14,977                 --              4,579
                                                    --------------     --------------     --------------
      Total Assets                                     244,573,714          2,820,789          2,728,909
                                                    --------------     --------------     --------------

LIABILITIES
  Payable for fund shares redeemed                          83,906                 --                 --
  Accrued advisory fees (Note 3)                           198,729              2,110              3,383
  Accrued distribution fees (Note 4)                        50,128                 --                 --
  Accrued administration fees (Note 3)                      19,066                 --                 --
  Other accrued expenses                                    85,644                 --                 --
                                                    --------------     --------------     --------------
      Total Liabilities                                    437,473              2,110              3,383
                                                    --------------     --------------     --------------

NET ASSETS                                          $  244,136,241     $    2,818,679     $    2,725,526
                                                    ==============     ==============     ==============

Number of shares issued and outstanding
  (unlimited shares authorized, $0.01 par value)        15,945,893            257,535            193,277
                                                    ==============     ==============     ==============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE                                         $        15.31     $        10.94     $        14.10
                                                    ==============     ==============     ==============

COMPONENTS OF NET ASSETS
  Paid-in capital                                   $  257,908,794     $    3,123,233     $    3,065,330
  Accumulated net investment income                      1,073,550             12,758             54,360
  Accumulated net realized loss on investments         (13,580,637)          (234,888)          (365,675)
  Net unrealized depreciation on investments            (1,265,466)           (82,424)           (28,489)
                                                    --------------     --------------     --------------
    Net assets                                      $  244,136,241     $    2,818,679     $    2,725,526
                                                    ==============     ==============     ==============

See accompanying Notes to Financial Statements.

                                 PURISIMA FUNDS

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED AUGUST 31, 2003
============================================================================================================

                                                         TOTAL RETURN      PURE AMERICAN       PURE FOREIGN
                                                             FUND               FUND               FUND
                                                        --------------     --------------     --------------
INVESTMENT INCOME
  Income
    Dividends (net of foreign taxes witheld
      of $377,433, $0, and $11,605, respectively)       $    4,013,399     $       49,527     $      100,889
    Interest                                                    10,445                123                118
                                                        --------------     --------------     --------------
      Total income                                           4,023,844             49,650            101,007
                                                        --------------     --------------     --------------

  Expenses
    Advisory fees                                            1,964,219             36,892             42,595
    Distribution fees                                          491,055                 --                 --
    Administration fees                                        192,285                 --                 --
    Transfer agent fees                                        142,863                 --                 --
    Fund accounting fees                                        78,525                 --                 --
    Custody fees                                                49,377                 --                 --
    Registration fees                                           47,156                 --                 --
    Reports to shareholders                                     37,502                 --                 --
    Insurance expense                                           31,492                 --                 --
    Legal fees                                                  18,468                 --                 --
    Audit fees                                                  14,998                 --                 --
    Trustee fees                                                 3,074                 --                 --
    Miscellaneous                                                5,812                 --                 --
                                                        --------------     --------------     --------------
      Total expenses                                         3,076,826             36,892             42,595
      Less: fees waived (Note 3)                              (129,719)                --                 --
                                                        --------------     --------------     --------------
      Net expenses                                           2,947,107             36,892             42,595
                                                        --------------     --------------     --------------

        NET INVESTMENT INCOME                                1,076,737             12,758             58,412
                                                        --------------     --------------     --------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized gain (loss) on investments:
     Securities                                             (4,677,248)          (209,661)          (348,963)
     Options                                                     4,958                 --                 --
  Net unrealized appreciation on investments                27,195,122            386,082            488,304
                                                        --------------     --------------     --------------
     Net realized and unrealized gain on investments        22,522,832            176,421            139,341
                                                        --------------     --------------     --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $   23,599,569     $      189,179     $      197,753
                                                        ==============     ==============     ==============

See accompanying Notes to Financial Statements.

                                 PURISIMA FUNDS

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                     TOTAL RETURN FUND

                                                 YEAR ENDED        YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS FROM:       AUGUST 31, 2003   AUGUST 31, 2002
                                               --------------    --------------
OPERATIONS
  Net investment income                        $    1,076,737    $    1,701,906
  Net realized gain (loss) on investments
    Securities                                     (4,677,248)       (4,615,141)
    Options                                             4,958           558,434
  Net unrealized appreciation (depreciation)
    on investments                                 27,195,122       (31,931,932)
                                               --------------    --------------
    NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                    23,599,569       (34,286,733)
                                               --------------    --------------

DISTRIBUTION TO SHAREHOLDERS
  From net investment income                         (649,922)       (1,395,913)
  From net realized gain                           (1,595,178)      (12,127,092)
                                               --------------    --------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS            (2,245,100)      (13,523,005)
                                               --------------    --------------

CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from
    net change in outstanding shares (a)           41,210,454       107,016,302
                                               --------------    --------------

TOTAL INCREASE IN NET ASSETS                       62,564,923        59,206,564

NET ASSETS
  Beginning of year                               181,571,318       122,364,754
                                               --------------    --------------
  END OF YEAR                                  $  244,136,241    $  181,571,318
                                               ==============    ==============

  Accumulated net investment income            $    1,073,550    $      646,735
                                               ==============    ==============

(a)  A summary of capital share transactions is as follows:

                                            YEAR ENDED                            YEAR ENDED
                                          AUGUST 31, 2003                       AUGUST 31, 2002
                                 ---------------------------------     ---------------------------------
                                     SHARES              VALUE             SHARES              VALUE
                                 --------------     --------------     --------------     --------------
Shares sold                           5,057,337     $   68,171,437          7,196,010     $  119,292,657
Shares issued on reinvestment
  of distributions                      167,234          2,202,476            794,173         13,397,691
Shares redeemed                      (2,195,711)       (29,163,459)        (1,606,721)       (25,674,046)
                                 --------------     --------------     --------------     --------------
Net increase                          3,028,860     $   41,210,454          6,383,462     $  107,016,302
                                 ==============     ==============     ==============     ==============

See accompanying Notes to Financial Statements.

                                 PURISIMA FUNDS

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                     PURE AMERICAN FUND

                                                 YEAR ENDED        YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS FROM:       AUGUST 31, 2003   AUGUST 31, 2002
                                               --------------    --------------
OPERATIONS
  Net investment income                        $       12,758    $       41,317
  Net realized loss on investments :
    Securities                                       (209,661)           (8,289)
    Options                                                --           (16,938)
  Net unrealized appreciation (depreciation)
    on investments                                    386,082          (466,565)
                                               --------------    --------------
    NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                       189,179          (450,475)
                                               --------------    --------------

DISTRIBUTION TO SHAREHOLDERS
  From net investment income                          (41,305)         (114,026)
  From net realized gain                                   --           (39,141)
                                               --------------    --------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS               (41,305)         (153,167)
                                               --------------    --------------

CAPITAL SHARE TRANSACTIONS
  Net increase (decrease) in net assets
    derived from net change in outstanding
    shares (a)                                         53,362        (1,283,697)
                                               --------------    --------------

    TOTAL INCREASE (DECREASE) IN NET ASSETS           201,236        (1,887,339)

NET ASSETS
  Beginning of year                                 2,617,443         4,504,782
                                               --------------    --------------
  END OF YEAR                                  $    2,818,679    $    2,617,443
                                               ==============    ==============

  Accumulated net investment income            $       12,758    $       41,305
                                               ==============    ==============

(a)  A summary of capital share transactions is as follows:

                                            YEAR ENDED                            YEAR ENDED
                                          AUGUST 31, 2003                       AUGUST 31, 2002
                                 ---------------------------------     ---------------------------------
                                     SHARES              VALUE             SHARES              VALUE
                                 --------------     --------------     --------------     --------------
Shares sold                              67,395     $      667,749            115,219     $    1,407,861
Shares issued on reinvestment
  of distributions                        4,325             41,305             12,420            148,667
Shares redeemed                         (70,463)          (655,692)          (233,282)        (2,840,225)
                                 --------------     --------------     --------------     --------------
Net increase (decrease)                   1,257     $       53,362           (105,643)    $   (1,283,697)
                                 ==============     ==============     ==============     ==============

See accompanying Notes to Financial Statements.

                                 PURISIMA FUNDS

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                      PURE FOREIGN FUND

                                                 YEAR ENDED        YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS FROM:       AUGUST 31, 2003   AUGUST 31, 2002
                                               --------------    --------------
OPERATIONS
  Net investment income                        $       58,412    $      167,727
  Net realized gain (loss) on investments:
    Securities                                       (348,963)            7,820
    Options                                                --           (23,081)
  Net unrealized appreciation (depreciation)
    on investments                                    488,304          (591,908)
                                               --------------    --------------
    NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                       197,753          (439,442)
                                               --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                         (122,709)         (190,682)
  From net realized gain                                   --                --
                                               --------------    --------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS              (122,709)         (190,682)
                                               --------------    --------------

CAPITAL SHARE TRANSACTIONS
  Net decrease in net assets derived from
    net change in outstanding shares (a)             (743,643)       (4,877,317)
                                               --------------    --------------

    TOTAL DECREASE IN NET ASSETS                     (668,599)       (5,507,441)

NET ASSETS
  Beginning of year                                 3,394,125         8,901,566
                                               --------------    --------------
  END OF YEAR                                  $    2,725,526    $    3,394,125
                                               ==============    ==============

  Accumulated net investment income            $       54,360    $      118,657
                                               ==============    ==============

(a)  A summary of capital share transactions is as follows:

                                            YEAR ENDED                            YEAR ENDED
                                          AUGUST 31, 2003                       AUGUST 31, 2002
                                 ---------------------------------     ---------------------------------
                                     SHARES              VALUE             SHARES              VALUE
                                 --------------     --------------     --------------     --------------
Shares sold                              32,333     $      395,974             54,423     $      834,081
Shares issued on reinvestment
  of distributions                       10,175            122,709             12,224            181,160
Shares redeemed                        (108,954)        (1,262,326)          (386,039)        (5,892,558)
                                 --------------     --------------     --------------     --------------
Net decrease                            (66,446)    $     (743,643)          (319,392)    $   (4,877,317)
                                 ==============     ==============     ==============     ==============

See accompanying Notes to Financial Statements.

                                 PURISIMA FUNDS

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR.
================================================================================

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS ANNUAL REPORT.

                                                                                    TOTAL RETURN FUND
                                                             ----------------------------------------------------------------

                                                                                   YEAR ENDED AUGUST 31,
                                                             ----------------------------------------------------------------
                                                               2003          2002          2001          2000          1999
                                                             --------      --------      --------      --------      --------
Net asset value, beginning of year                           $  14.06      $  18.73      $  19.65      $  17.46      $  12.47
                                                             --------      --------      --------      --------      --------

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                                0.07          0.09          0.31 ^       (0.01)        (0.01)
     Net realized and unrealized gain (loss)
     on investments                                              1.34         (2.91)        (0.61)^        2.22          5.00
                                                             --------      --------      --------      --------      --------
Total from investment operations                                 1.41         (2.82)        (0.30)^        2.21          4.99
                                                             --------      --------      --------      --------      --------

LESS DISTRIBUTIONS:
     From net investment income                                 (0.05)        (0.19)           --         (0.02)           --
     From net realized gain                                     (0.11)        (1.66)        (0.62)           --            --
                                                             --------      --------      --------      --------      --------
Total distributions                                             (0.16)        (1.85)        (0.62)        (0.02)           --
                                                             --------      --------      --------      --------      --------

Net asset value, end of year                                 $  15.31      $  14.06      $  18.73      $  19.65      $  17.46
                                                             ========      ========      ========      ========      ========

Total return                                                   10.22%       (16.72%)       (1.33%)       12.64%        40.05%

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of year (millions)                      $  244.1      $  181.6      $  122.4      $   89.8      $   53.2

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
     Before fees waived and expenses absorbed or recouped       1.56%         1.51% +       1.61% +       1.62%         1.82%
     After fees waived and expenses absorbed or recouped        1.50%         1.50% +       1.50% +       1.50%         1.50%

RATIO OF NET INVESTMENT INCOME (LOSS)
     TO AVERAGE NET ASSETS #                                    0.55%         1.03%         1.68%        (0.04%)        0.00%

Portfolio turnover rate                                        12.57%        60.76%       105.90%        38.42%        12.72%

# Net of fees waived.
^ Calculations are based on average shares outstanding for the period.
+ Without dividend expense on securities sold short, which was 0.10% for 2002 and 0.05% for 2001.

See accompanying Notes to Financial Statements.

                                 PURISIMA FUNDS

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
================================================================================

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS ANNUAL REPORT.

                                                                                      PURE AMERICAN FUND
                                                             -------------------------------------------------------------------
                                                                                                                   SEPTEMBER 29,
                                                                             YEAR ENDED AUGUST 31,                     1998+
                                                             --------------------------------------------------      THROUGH
                                                                                                                    AUGUST 31,
                                                               2003          2002          2001          2000          1999
                                                             --------      --------      --------      --------      --------
Net asset value, beginning of period                         $  10.21      $  12.45      $  13.49      $  13.00      $  10.00
                                                             --------      --------      --------      --------      --------

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                                0.05          0.43          0.28 ^       (0.03)        (0.02)
     Net realized and unrealized gain
     (loss) on investments                                       0.84         (2.07)       (0.02) ^        0.52          3.02
                                                             --------      --------      --------      --------      --------
Total from investment operations                                 0.89         (1.64)         0.26 ^        0.49          3.00
                                                             --------      --------      --------      --------      --------

LESS DISTRIBUTIONS:
     From net investment income                                 (0.16)        (0.58)        (0.28)           --            --
     From net realized gain                                        --         (0.02)        (1.02)        (0.00)++         --
                                                             --------      --------      --------      --------      --------
Total distributions                                             (0.16)        (0.60)        (1.30)        (0.00)++         --
                                                             --------      --------      --------      --------      --------

Net asset value, end of period                               $  10.94      $  10.21      $  12.45      $  13.49      $  13.00
                                                             ========      ========      ========      ========      ========

Total return                                                    8.91%       (13.90%)1       1.96% 1       3.79%        30.00% **

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)                    $    2.8      $    2.6      $    4.5      $    1.1      $    1.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
     Before fees waived                                         1.50%         1.50% +       1.50% +       1.50%         1.50% *
     After fees waived                                            n/a         1.13% + 1     0.00% + 1       n/a           n/a

RATIO OF NET INVESTMENT INCOME (LOSS)
     TO AVERAGE NET ASSETS                                      0.52%         1.35%         4.09%        (0.13%)       (0.34%)*

Portfolio turnover rate                                        31.47%        75.54%       265.29%        45.48%        29.73% **

* Annualized.
** Not Annualized.
+ Commencement of operations. ++ Amount represents less than $0.01 per share.
^ Calculations are based on average shares outstanding for the period.
+ Without  dividend  expense on securities sold short,  which was 0.06% for 2002 and 0.08% for 2001.
1 The  Adviser  voluntarily  waived  all of its  management  fees for the period
  December 21, 2000 to December 1, 2001.

See accompanying Notes to Financial Statements.

                                 PURISIMA FUNDS

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
================================================================================

THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS ANNUAL REPORT.

                                                                                      PURE FOREIGN FUND
                                                             ------------------------------------------------------------------
                                                                                                                  SEPTEMBER 29,
                                                                                                                      1998+
                                                                              YEAR ENDED AUGUST 31,                  THROUGH
                                                             --------------------------------------------------     AUGUST 31,
                                                               2003          2002          2001          2000          1999
                                                             --------      --------      --------      --------      --------
Net asset value, beginning of period                         $  13.07      $  15.37      $  16.39      $  13.52      $  10.00
                                                             --------      --------      --------      --------      --------

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                       0.28          0.84          0.33 ^        0.01          0.04
     Net realized and unrealized gain (loss)
     on investments                                              1.21         (2.47)        (0.45)^        3.69          3.48
                                                             --------      --------      --------      --------      --------
Total from investment operations                                 1.49         (1.63)        (0.12)^        3.70          3.52
                                                             --------      --------      --------      --------      --------

LESS DISTRIBUTIONS:
     From net investment income                                 (0.46)        (0.67)        (0.35)        (0.03)           --
     From net realized gain                                        --            --         (0.55)        (0.80)           --
                                                             --------      --------      --------      --------      --------
Total distributions                                             (0.46)        (0.67)        (0.90)        (0.83)           --
                                                             --------      --------      --------      --------      --------

Net asset value, end of period                               $  14.10      $  13.07      $  15.37      $  16.39      $  13.52
                                                             ========      ========      ========      ========      ========

Total return                                                   10.95%       (11.14%)       (0.45%)       28.04%        35.20% **

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)                    $    2.7      $    3.4      $    8.9      $    2.8      $    0.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
     Before fees waived                                         1.50%         1.50% +       1.50% +       1.50%         1.50% *
     After fees waived                                            n/a         1.07% +       0.00% +         n/a           n/a

RATIO OF NET INVESTMENT INCOME
     TO AVERAGE NET ASSETS                                      2.06%         4.02%         4.21%         0.26%         0.65% *

Portfolio turnover rate                                        22.02%        69.59%       258.66%        51.60%         7.19% **

* Annualized.
** Not Annualized.
+ Commencement of operations.
^ Calculations are based on average shares outstanding for the period.
+ Without dividend expense on securities sold short, which was 0.05% for 2002 and 0.08% for 2001.

See accompanying Notes to Financial Statements.

                                 PURISIMA FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2003

NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware business trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objectives and policies. The Trust consists of three diversified series (the "Funds"): Purisima Total Return Fund (the "Total Return Fund"), representing the initial series of the Trust which commenced operations on October 28, 1996, and Purisima Pure American Fund (the "Pure American Fund") and Purisima Pure Foreign Fund (the "Pure Foreign Fund") both of which commenced operations on September 29, 1998. Fisher Investments, Inc. (the "Adviser") serves as the investment adviser to the Funds.

The investment objectives of the Funds are as follows:

The Total Return Fund seeks to produce a high level of total return. It invests primarily in common stocks and other equity-type securities, or securities acquired primarily to produce income, or a combination of both depending on the assessment of market conditions.

The Pure  American  Fund seeks to provide  investors  with a high level of total return. The Fund may emphasize investments in common stocks and other equity-type securities acquired primarily to produce income, or a combination of both, depending on the assessment of market conditions by the Fund's Investment Adviser. The Fund will concentrate its portfolio holdings to those securities issued by issuers domiciled in the United States.

The Pure  Foreign  Fund  seeks to provide  investors  with a high level of total return. The Fund may emphasize investments in common stocks and other equity-type securities acquired primarily to produce income, or a combination of both, depending on the assessment of market conditions by the Fund's Investment Adviser. Under normal market conditions, the Fund will concentrate its portfolio holdings to those securities issued by issuers domiciled outside of the United States.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. Investments in securities traded on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. Securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the closing bid. Securities for which quotations are not

                                 PURISIMA FUNDS

          readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee. Debt securities with remaining maturities of 60 days or less are valued at cost which, when combined with accrued interest, approximates market value. Discounts and Premiums on securities purchased are amortized over the lives of the respective securities using the straight-line method.

     B. Federal Income and Excise Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to its shareholders. Therefore, no federal income or excise tax provision is required.

          As of August 31, 2003, the Total Return Fund has a capital loss carryforward available to offset future capital gains, if any, of $11,619,847, all of which expires in 2011. The Pure American Fund has a capital loss carryforward available to offset future capital gains, if any, of $31,418, of which $19,013 expires in 2011 and $12,405 expires in 2010, and the Pure Foreign Fund has a capital loss carryforward available to offset future capital gains, if any, of $144,958, of which $770 expires in 2010 and $144,188 expires in 2011.
          In addition, the Total Return Fund, Pure American Fund and Pure Foreign Fund had net realized capital losses of $1,782,053, $184,040 and $218,152, respectively, during the period November 1, 2002 through August 31, 2003, which are treated for federal income tax purposes as arising during the Funds' tax year ending August 31, 2004. These "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

     C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis.

     D. Use of estimates. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     E. Concentration of Risk. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

     F. Options. Options purchased are recorded as investments; options written (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option result in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise

                                 PURISIMA FUNDS

          of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

     G. Securities Sold Short. The Funds engage in selling securities short, which obligates the Funds to replace a security borrowed by purchasing the same security at the current market value. The Funds would incur a loss if the price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds would realize a gain if the price of the security declines between those dates.

          The Funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Funds must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Total Return Fund (the "Fund") has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is also initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the year ended August 31, 2003, the Adviser waived fees of $129,719.

                                 PURISIMA FUNDS

At August 31, 2003, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund is $243,700. The Adviser may recapture $102,939 no later than August 31, 2004, $11,042 no later than August 31, 2005 and $129,719 no later than August 31, 2006.

The Pure American and Pure Foreign Funds have a Comprehensive Management Agreement with the Adviser to provide advisory and other ordinary services, including administration, transfer agency, custody and auditing services. For providing these services, the Pure American and Pure Foreign Funds each pay the Adviser a monthly fee at the annual rate of 1.50% of the respective Funds' average daily net assets. This comprehensive fee arrangement requires the Adviser to absorb and pay out of its own resources all operating expenses of the Pure American and Pure Foreign Funds

U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Trust's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals.

For its services, the Administrator receives a monthly fee based on the value of the total average net assets of the Trust at an annual rate of 0.10% of the first $200 million of such net assets, 0.05% of the next $300 million, and 0.03% thereafter, subject to a minimum fee of $40,000 per Fund.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Total Return Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the year ended August 31, 2003, the Fund incurred $491,055 in distribution fees.

                                 PURISIMA FUNDS

NOTE 5 - PURCHASES AND SALES

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the year ended August 31, 2003 were as follows:

     FUND                                         PURCHASES          SALES
     ----                                         ---------          -----
     Excluding U.S. Government securities:
        Total Return Fund                        $ 66,057,525    $ 24,479,384
        Pure American Fund                            786,262         771,659
        Pure Foreign Fund                             622,145       1,449,954
     U.S. Government securities:
        Total Return Fund                                  --              --
        Pure American Fund                              6,831              --
        Pure Foreign Fund                                  --              --

NOTE 6 - DISTRIBUTION TO SHAREHOLDERS

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                         Total Return      Pure American       Pure Foreign
                                        ----------------------------------------------------
COST OF INVESTMENTS FOR TAX PURPOSES     $ 244,940,573      $   2,917,063      $   2,722,874
                                        ----------------------------------------------------
Gross tax unrealized appreciation        $  20,427,426      $     169,566      $     177,256
Gross tax unrealized depreciation       ($  21,871,629)    ($     271,420)    ($     208,310)
                                        ----------------------------------------------------
Net tax unrealized depreciation         ($   1,444,203)    ($     101,854)    ($      31,054)
                                        ====================================================
UNDISTRIBUTED ORDINARY INCOME            $   1,073,550      $      12,758      $      54,360
CAPITAL LOSS CARRYFORWARD               ($  11,619,847)    ($      31,418)    ($     144,958)
POST-OCTOBER LOSSES                     ($   1,782,053)    ($     184,040)    ($     218,152)

The tax composition of dividends are as follows:
                                                                     Long Term
                            Ordinary       Income      Long Term   Capital Gains
                             Income      Per Share   Capital Gains   Per Share
                           ----------------------------------------------------
Total Return Fund
     8/31/2003             $  649,922    $   0.0465    $1,595,178    $   0.1141
     8/31/2002              5,260,462        0.7179     8,262,543        1.1276
Pure American Fund
     8/31/2003                 41,305        0.1565            --            --
     8/31/2002                148,984        0.5806         4,183        0.0163
Pure Foreign Fund
     8/31/2003                122,709        0.4583            --            --
     8/31/2002                190,682        0.6665            --            --

                                 PURISIMA FUNDS

OTHER INFORMATION - UNAUDITED

For dividends declared after December 31, 2002, from net investment income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the Funds designate the following percentages:

          --------------------------------------------------
          Total Return Fund                       95.27
          --------------------------------------------------
          Pure American Fund                      95.76%
          --------------------------------------------------
          Pure Foreign Fund                       97.44%
          --------------------------------------------------

OTHER INFORMATION -  TRUSTEES AND OFFICER INFORMATION
(Unaudited)

                                                                                                          Number of
                                                                                                         Portfolios
                                                                                                           in Fund         Other
                                Position(s)                                                                Complex       Director-
                                   Held          Year                       Principal                    Overseen by       ships
     Name, Address, Age         with Trust    Elected1        Occupation(s) During Past Five Years         Director         Held
     ------------------         ----------    --------        ------------------------------------         --------         ----
Kenneth L. Fisher* (53)        President      1996        Chief Executive Officer and majority                 3            None
Fisher Investments, Inc.       and Trustee                shareholder of the Adviser, and has served
13100 Skyline Blvd.                                       in such capacities since the incorporation
Woodside, CA 94062                                        of the Adviser in 1986.  Prior thereto, he
                                                          was the founder of Fisher Investments, a
                                                          sole proprietorship which commenced
                                                          operations in 1978.

Sherrilyn A. Fisher* (54)      Secretary      1996        Senior Vice President and Corporate                 N/A           None
Fisher Investments, Inc.                                  Secretary of the Adviser.  Ms. Fisher has
13100 Skyline Blvd.                                       been employed by the Adviser since 1986.
Woodside, CA 94062

David Ruiz (38)                Treasurer      2003        Controller, Fisher Investments, Inc., since         N/A           None
Fisher Investments, Inc.                                  July of 2001.  Prior thereto, served as
13100 Skyline Blvd.                                       Controller for Secure.com (internet related
Woodside, CA 94062                                        products) while providing consulting
                                                          services for Agilent Technologies.  Prior to
                                                          the year 2000, served as the Chief Financial
                                                          Officer for Nomura Securities in Dallas,
                                                          Texas.

Pierson E. Clair III (55)      Trustee        1996        President and Chief Operating Officer of             3         Signature
Fisher Investments, Inc.                                  Brown & Haley since 1998 (fine                                Foods, Inc.
13100 Skyline Blvd.                                       confectioners); Vice President of Blummer
Woodside, CA 94062                                        Chocolate Company from 1980 to 1997, where
                                                          he had been employed since 1970.

Bryan F. Morse (51)            Trustee        1996        Sole proprietor of Bryan F. Morse, RIA, a            3            None
Fisher Investments, Inc.                                  registered investment adviser since 1990.
13100 Skyline Blvd.
Woodside, CA 94062

Grover T. Wickersham (54)      Trustee        1996        Attorney in private practice in Palo Alto,           3            None
Fisher Investments, Inc.                                  California. Prior to entering private
13100 Skyline Blvd.                                       practice in June of 1981, served as a Branch
Woodside, CA 94062                                        Chief of the Los Angeles Regional Office of
                                                          the U.S. Securities and Exchange Commission.

Scott LeFevre (46)             Trustee        2001        Sole proprietor of LeFevre Capital                   3            None
Fisher Investments, Inc.                                  Management.
13100 Skyline Blvd.
Woodside, CA 94062

Alfred D. McKelvy, Jr. (54)    Trustee        2003        Executive Director of the law firm of                3           Diablo
Fisher Investments, Inc.                                  Berding & Weil, LLP since 1990.                                  Valley
13100 Skyline Blvd.                                                                                                      Bank; East
Woodside, CA 94062                                                                                                        Bay BOMA.

----------------------------
1 Trustees and officers of the Funds serve until their  resignation,  removal or retirement.
* "Interested person" of the Trust, as defined in the 1940 Act.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
PURISIMA FUNDS
WOODSIDE, CALIFORNIA

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of the Purisima Total Return Fund, the Purisima Pure American Fund, and the Purisima Pure Foreign Fund, each a series of shares of the Purisima Funds, as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Purisima Total Return Fund, the Purisima Pure American Fund, and the Purisima Pure Foreign Fund as of August 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

                                                  TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
SEPTEMBER 26, 2003

PRIVACY NOTICE

Fisher Investments, Inc. and The Purisima Funds collect nonpublic information about you from the following sources:

o   Information we receive about you on applications or other forms;
o   Information you give us orally; and
o   Information about your transactions with us or others.

We do not disclose any nonpublic personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquires from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

Item 2.   Code of Ethics.
-------------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendment to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-851-8845.

Item 3.   Audit Committee Financial Expert.
-------------------------------------------

The registrant's board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

Item 4.   Principal Accountant Fees and Services.
-------------------------------------------------

Not required for annul reports filed for periods ending before December 15, 2003.

Item 5.   Audit Committee of Listed Registrants.
------------------------------------------------

Not applicable to open-end investment companies.

Item 6.   [Reserved]
--------------------

Item 7.   Disclosure  of Proxy Voting  Policies and  Procedures  for  Closed-End
--------------------------------------------------------------------------------
Management Investment Companies.
--------------------------------

Not applicable to open-end investment companies.

Item 8.   [Reserved]
--------------------

Item 9.   Controls and Procedures.
----------------------------------

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the Filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 10:  Exhibits.
-------------------

(a)  Code of Ethics. Filed herewith.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     THE PURISIMA FUNDS

     By (Signature and Title)  /s/ KENNETH L. FISHER
                               ---------------------
                               Kenneth L. Fisher, President

     Date  11/7/03
           -------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/ KENNETH L. FISHER
                               ---------------------
                               Kenneth L. Fisher, President

     Date  11/7/03
           -------------------------------------

     By (Signature and Title)  /s/ DAVID RUIZ
                               --------------
                               David Ruiz, Treasurer

     Date  11/6/03
           -------------------------------------